Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000028113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.21%	(0.69%)	1.40%
C000057412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.03%	(0.62%)	1.08%
C000057409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028113
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	0.16%	1.84%
Without Sales Load [Member] | C000057412
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	0.41%	2.10%
Without Sales Load [Member] | C000028115
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	(0.62%)	1.08%
Without Sales Load [Member] | C000057409
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%	0.39%	2.10%
Without Sales Load [Member] | C000135460
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%	0.47%	2.17%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	10.63%	0.57%	2.33%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	10.63%	0.57%	2.33%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	10.63%	0.57%	2.33%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	10.63%	0.57%	2.33%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	10.63%	0.57%	2.33%